Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Prepayment for internal-use software costs	$ 802,817